Capital management	9 Months Ended
Sep. 30, 2021
Capital management
Capital management

7.    Capital management

As of September 30, 2021 and December 31, 2020 total equity in percent of total assets was 39.7% and 38.9%, respectively, and debt and lease liabilities in percent of total assets was 39.1% and 39.1%, respectively.

The Company’s financing structure and business model are reflected in the investment grade ratings. The Company is rated investment grade by Moody’s, Standard & Poor’s and Fitch.

Rating (1)

	Standard & Poor´s	Moody´s	Fitch

Corporate credit rating	BBB	Baa3	BBB-
Outlook	stable	stable	stable

(1)	A rating is not a recommendation to buy, sell or hold securities of the Company, and may be subject to suspension, change or withdrawal at any time by the assigning rating agency.